Liabilities to Credit Institutions - Additional Information (Details) € in Millions, kr in Millions		1 Months Ended			12 Months Ended
	Feb. 14, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 SEK (kr)	Oct. 31, 2022	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Feb. 14, 2023 USD ($)
Liabilities To Credit Institutions [Line Items]
Term loan facility, Amount		$ 130,000,000
Maturity					3
Liabilities to credit institutions balance						$ 121,973,000		$ 120,305,000
Sustainable revolving credit facility agreement, increase in undrawn amount	$ 100,000,000								$ 50,000,000
Percentage of quarterly tangible solvency ratio financial covenant level	30.00%
SOFR
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate					2.50%	2.50%
Base Rate with Floor Rate
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate					2.50%	2.50%
TLB Credit Agreement
Liabilities To Credit Institutions [Line Items]
Term loan facility, Amount		$ 130,000,000
Term loan facility period		5 years	5 years
Liabilities to credit institutions balance						$ 131,300,000		132,800,000
Liabilities to credit institutions balance, Net						120,700,000		117,500,000
TLB Credit Agreement | SOFR
Liabilities To Credit Institutions [Line Items]
Borrowings, amortization percentage		1.00%	1.00%
TLB Credit Agreement | SOFR with Floor Rate
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate		2.50%
TLB Credit Agreement | SOFR with Base Rate
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate		7.50%
TLB Credit Agreement | Base Rate with Floor Rate
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate		3.50%
TLB Credit Agreement | Base rate
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate		6.50%
SRCF Agreement
Liabilities To Credit Institutions [Line Items]
Agreement reset term					SRCF Agreement was reset to three years and six months, with a one year uncommitted extension option
Reduced commitments		$ 192,100,000	kr 2,100
Uncommitted incremental revolving facility option		$ 45,700,000	kr 500
Commitments initial margin percentage		4.00%	4.00%
Utilized loan amount						0		0
EIF Facility
Liabilities To Credit Institutions [Line Items]
Borrowings extended term				3 years
Liabilities to credit institutions balance					€ 1.3	1,300,000	€ 2.5	2,800,000
EIF Facility | Term Loan
Liabilities To Credit Institutions [Line Items]
Maturity					October 2025
TLB Credit Agreement and EIF Facility
Liabilities To Credit Institutions [Line Items]
Liabilities to credit institutions balance						$ 122,000,000		$ 120,300,000